Segments - Asset Reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 137,175	$ 135,241
Deferred tax assets	6,978	6,656
Plant, other property and equipment	5,726	5,492	$ 5,308
Operating right-of-use assets	3,197	3,220	2,878
Pension assets	7,492	7,506
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	101,769	101,300	$ 98,083
Elimination of internal transactions
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	(853)	(1,028)
Other—divested businesses
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	74	601
Unallocated amounts
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and marketable securities	14,243	12,907
Deferred tax assets	6,850	6,468
Plant, other property and equipment	1,952	1,838
Operating right-of-use assets	2,001	2,085
Pension assets	7,492	7,506
Other	$ 3,647	$ 3,563